Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)
Employee-related costs [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	$ 11,103
Costs incurred since earliest implementation date	11,103
Employee-related costs [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	20,098
Costs incurred since earliest implementation date	20,098
Employee-related costs [Member] | Pilgrim’s Food Masters [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	18,269
Costs incurred since earliest implementation date	17,517
Employee-related costs [Member] | Pilgrim’s Food Masters One [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	49,470
Costs incurred since earliest implementation date	48,718
Asset impairment costs [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	4,709
Costs incurred since earliest implementation date	3,476
Asset impairment costs [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred
Costs incurred since earliest implementation date
Asset impairment costs [Member] | Pilgrim’s Food Masters [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	4,224
Costs incurred since earliest implementation date	4,141
Asset impairment costs [Member] | Pilgrim’s Food Masters One [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	8,933
Costs incurred since earliest implementation date	7,617
Contract termination costs [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	248
Costs incurred since earliest implementation date	248
Contract termination costs [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred
Costs incurred since earliest implementation date
Contract termination costs [Member] | Pilgrim’s Food Masters [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	358
Costs incurred since earliest implementation date
Contract termination costs [Member] | Pilgrim’s Food Masters One [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	606
Costs incurred since earliest implementation date	248
Other exit and disposal costs [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	6,245	[1]
Costs incurred since earliest implementation date	6,245	[1]
Other exit and disposal costs [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	6,638	[1]
Costs incurred since earliest implementation date	5,654	[1]
Other exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	6,323	[1]
Costs incurred since earliest implementation date	6,323	[1]
Other exit and disposal costs [Member] | Pilgrim’s Food Masters One [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	19,206	[1]
Costs incurred since earliest implementation date	18,222	[1]
Total exit and disposal costs [Member] | Moy Park [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	22,305
Costs incurred since earliest implementation date	21,072
Total exit and disposal costs [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	26,736
Costs incurred since earliest implementation date	25,752
Total exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	29,174
Costs incurred since earliest implementation date	27,981
Total exit and disposal costs [Member] | Pilgrim’s Food Masters One [Member]
Expenses by Nature (Details) - Schedule of PPC’s Estimates of Costs Associated with these Restructuring Initiatives by Major Type of Cost [Line Items]
Costs incurred and expected to be incurred	78,215
Costs incurred since earliest implementation date	$ 74,805

[1]	Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees